OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Sep. 30, 2025
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Comprehensive Income (Loss)
The amounts recognized in other comprehensive income (loss) were as follows:

	Years Ended September 30,
	2025			2024			2023
	Pre-tax	Tax	Net of tax	Pre-tax	Tax	Net of tax	Pre-tax	Tax	Net of tax
Foreign currency translation adjustments	$(6,569)	$—	$(6,569)	$10,137	$—	$10,137	$8,447	$—	$8,447
Pension and other defined benefit plans	(10,584)	2,223	(8,361)	1,947	(409)	1,538	8,418	(1,784)	6,634
Cash flow hedge	1,477	(443)	1,034	444	(133)	311	(3,363)	1,010	(2,353)
Total other comprehensive income (loss)	$(15,676)	$1,780	$(13,896)	$12,528	$(542)	$11,986	$13,502	$(774)	$12,728
Total comprehensive income (loss) were as follows:

	For the Years Ended September 30,
	2025	2024	2023
Net income	$51,110	$209,897	$77,617
Other comprehensive income (loss), net of taxes	(13,896)	11,986	12,728
Comprehensive income (loss)	$37,214	$221,883	$90,345

Schedule of Accumulated Other Comprehensive Income (Loss)
The components of Accumulated other comprehensive income (loss) are as follows:

	At September 30,
	2025	2024
Foreign currency translation	$(45,155)	$(38,586)
Pension and other defined benefit plans	(27,488)	(19,127)
Cash flow hedge	723	(311)
Total	$(71,920)	$(58,024)

Schedule of Amounts Reclassified From Accumulated Other Comprehensive Income (Loss)
Amounts reclassified from accumulated other comprehensive income (loss) to income (loss) were as follows:

	For the Years Ended September 30,
Gain (Loss)	2025	2024	2023
Pension amortization	$(1,489)	$(464)	$(460)
Cash flow hedges	(974)	(1,936)	(2,313)
Total before tax	(2,463)	(2,400)	(2,773)
Tax	517	504	582
Net of tax	$(1,946)	$(1,896)	$(2,191)